Trading Assets - Summary of Trading Assets (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Disclosure of financial assets [line items]
Total trading assets	¥ 6,176,613	¥ 6,512,061
Debt instruments [member]
Disclosure of financial assets [line items]
Total trading assets	5,511,465	5,674,162
Equity instruments [member]
Disclosure of financial assets [line items]
Total trading assets	¥ 665,148	¥ 837,899